Share-based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2018 shares	Oct. 31, 2018 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2018 £ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | $			$ 6,766	$ 1,019	$ 204
Exercise price of option | £ / shares						£ 0.00001
Award vesting period			4 years
Maximum term of option			10 years
Expected dividend rate%			0.00%	0.00%	0.00%
Weighted Average Exercise Price, Granted | $ / shares			$ 4.23
Exercise of share options, Shares			14,547	0	0
Weighted average grant date fair value of options granted | $ / shares			$ 5.23	$ 2.70	$ 0.92
Compensation cost recognized | $			$ 4,500
Unvested options outstanding			8,181,033
Total unrecognized compensation cost of stock option | $			$ 33,300
Compensation cost expected to be recognized weighted average period			2 years 11 months 15 days
Performance-based Restricted Share Units ("RSUs")
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period			1 year 3 months 18 days
Restricted share units issued			219,922
Aggregate fair value of RSUs | $			$ 4,500
Compensation cost recognized | $			$ 100	$ 0
Performance-based Restricted Share Units ("RSUs") | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units issued	219,922
United States | Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price, Granted | $ / shares			$ 5.74
2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares remaining available for future issuance		4,254,741
Shares available for future grant			3,953,726
Percentage of increase in number of ordinary shares reserved for issuance			5.00%
2018 ESPP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of increase in number of ordinary shares reserved for issuance		1.00%
Number of shares increased in plan		1,500,000
Percentage of purchase price for each ordinary share		85.00%
Share-based compensation expense | $			$ 100
2018 ESPP | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Employee contribution percentage to base compensation for purchase of ordinary shares		15.00%
Ordinary shares reserved for future issuance		850,948